Voya Global Perspectives Portfolio Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			13.89%	3.15%	6.06%
Performance Inception Date		May 01, 2013
Class ADV | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class ADV | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.30%	(0.36%)	2.01%
Class ADV | S&P Target Risk Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		16.59%	7.05%	8.14%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			14.23%	3.46%	6.38%
Performance Inception Date		May 01, 2013
Class I | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class I | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.30%	(0.36%)	2.01%
Class I | S&P Target Risk Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		16.59%	7.05%	8.14%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			14.02%	3.21%	6.12%
Performance Inception Date		May 01, 2013
Class S | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class S | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.30%	(0.36%)	2.01%
Class S | S&P Target Risk Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		16.59%	7.05%	8.14%

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.